Change of presentation of expenses	12 Months Ended
Dec. 31, 2022
Change of presentation of expenses
Change of presentation of expenses

Note 32 Change of presentation of expenses

From January 1, 2022, Calliditas has switched to presenting marketing and selling expenses separately from administrative expenses. The purpose of the change is to provide more relevant information about the Group’s and the Parent Company’s financial results and follow the practice in the industry for a company in commercial stage. The change constitutes a voluntary change and is applied with full retroactivity.

	Year Ended December 31,			Year Ended December 31,
	2021	Re-classification	2021	2020	Re-classification	2020
Net sales	229,347	—	229,347	874	—	874
Operating expenses
Research and development expenses	(357,485)	—	(357,485)	(241,371)	—	(241,371)
Marketing and selling expenses	—	(179,603)	(179,603)	—	(38,964)	(38,964)
Administrative expenses	(390,232)	179,603	(210,629)	(141,724)	38,964	(102,760)
Other operating income/expenses	(6,085)	—	(6,085)	2,501	—	2,501
Operating loss	(524,456)	—	(524,456)	(379,720)	—	(379,720)
Net financial income/(expenses)	11,083	—	11,083	(56,431)	—	(56,431)
Loss before income tax	(513,373)	—	(513,373)	(436,151)	—	(436,151)
Income tax	3,836	—	3,836	(360)	—	(360)
Loss for the year	(509,537)	—	(509,537)	(436,511)	—	(436,511)